JPMorgan BetaBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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using a trade date accounting convention, by contacting the appropriate
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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	35,900	148,351
Brazil — 3.4%
Alupar Investimento SA	17,394	91,823
Ambev SA	493,038	1,104,142
B3 SA - Brasil Bolsa Balcao	575,360	1,290,554
Banco Bradesco SA	175,623	420,902
Banco Bradesco SA (Preference)	586,379	1,623,144
Banco BTG Pactual SA	131,422	918,854
Banco do Brasil SA	192,258	679,137
Banco Santander Brasil SA	43,299	203,522
BB Seguridade Participacoes SA	78,233	470,134
BRF SA *	62,341	223,555
Caixa Seguridade Participacoes S/A	59,915	147,231
Centrais Eletricas Brasileiras SA	114,574	770,367
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	50,554	975,409
Cia Energetica de Minas Gerais	40,023	105,212
Cia Energetica de Minas Gerais (Preference)	233,827	427,604
Cia Paranaense de Energia - Copel (Preference)	116,752	247,701
CPFL Energia SA	21,011	141,498
Embraer SA	76,718	1,102,636
Energisa SA	55,865	457,132
Engie Brasil Energia SA	30,976	221,773
Equatorial Energia SA	137,524	836,753
Gerdau SA (Preference)	151,279	454,144
Hapvida Participacoes e Investimentos SA * (a)	40,738	240,373
Itau Unibanco Holding SA (Preference)	588,376	3,675,544
Itausa SA	125,119	229,478
Itausa SA (Preference)	677,164	1,248,017
Klabin SA	108,957	359,782
Localiza Rent a Car SA	107,717	663,667
Motiva Infraestrutura de Mobilidade SA	136,400	299,373
Neoenergia SA	65,052	285,439
Petroleo Brasileiro SA	408,311	2,596,629
Petroleo Brasileiro SA (Preference)	506,346	2,943,373
Porto Seguro SA	20,352	188,162
PRIO SA *	90,663	681,322
Raia Drogasil SA	149,411	360,216
Rede D'Or Sao Luiz SA (a)	141,747	819,667
Rumo SA	134,994	399,952
Suzano SA	75,557	702,197
Telefonica Brasil SA	93,280	524,909
TIM SA	94,300	347,422
Vale SA	399,945	3,806,211
Vibra Energia SA	122,167	464,054
WEG SA	171,977	1,136,368
		34,885,382

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — 0.5%
Banco de Chile	4,970,946	684,763
Banco de Credito e Inversiones SA	12,733	505,335
Banco Santander Chile	8,096,704	467,683
Cencosud SA	147,718	445,002
Empresas CMPC SA	133,055	187,432
Empresas Copec SA	49,129	325,250
Enel Chile SA	2,605,198	166,875
Falabella SA	134,045	668,427
Latam Airlines Group SA	24,687,930	539,900
Plaza SA	86,791	183,360
Quinenco SA	31,005	119,540
Sociedad Quimica y Minera de Chile SA (Preference), Class B *	17,512	644,045
		4,937,612
China — 28.8%
360 Security Technology, Inc., Class A	70,400	110,089
AAC Technologies Holdings, Inc.	83,500	422,191
AECC Aviation Power Co. Ltd., Class A	26,600	156,154
Agricultural Bank of China Ltd., Class A	1,339,200	1,169,485
Agricultural Bank of China Ltd., Class H	3,122,000	2,045,273
Airtac International Group	16,000	455,064
Akeso, Inc. * (a)	60,000	1,169,944
Alibaba Group Holding Ltd.	1,970,000	29,618,514
Alibaba Health Information Technology Ltd. *	570,000	353,479
Aluminum Corp. of China Ltd., Class A	124,500	127,694
Aluminum Corp. of China Ltd., Class H	398,000	314,566
Anhui Conch Cement Co. Ltd., Class A	33,500	109,310
Anhui Conch Cement Co. Ltd., Class H	140,500	406,766
Anhui Gujing Distillery Co. Ltd., Class A	4,500	85,883
Anhui Gujing Distillery Co. Ltd., Class B	12,515	169,618
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	18,300	125,336
Anjoy Foods Group Co. Ltd., Class A	9,100	93,022
ANTA Sports Products Ltd.	156,200	1,792,877
APT Medical, Inc., Class A	2,138	84,188
ASR Microelectronics Co. Ltd., Class A *	3,510	42,793
Asymchem Laboratories Tianjin Co. Ltd., Class A	9,200	145,608
Atour Lifestyle Holdings Ltd., ADR	9,247	312,734
Avary Holding Shenzhen Co. Ltd., Class A	17,100	125,016
AviChina Industry & Technology Co. Ltd., Class H	260,000	153,684
BAIC BluePark New Energy Technology Co. Ltd., Class A *	46,800	52,536
Baidu, Inc., Class A *	236,400	2,586,532
Bank of Beijing Co. Ltd., Class A	204,244	182,638
Bank of Chengdu Co. Ltd., Class A	35,000	89,580
Bank of China Ltd., Class H	8,769,000	5,061,585
Bank of Communications Co. Ltd., Class A	168,000	178,136
Bank of Communications Co. Ltd., Class H	800,000	720,694
Bank of Hangzhou Co. Ltd., Class A	52,700	117,183
Bank of Jiangsu Co. Ltd., Class A	158,900	248,850

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Bank of Nanjing Co. Ltd., Class A	99,100	157,674
Bank of Ningbo Co. Ltd., Class A	70,500	272,088
Bank of Shanghai Co. Ltd., Class A	121,800	172,721
Baoshan Iron & Steel Co. Ltd., Class A	217,800	221,493
Beijing Enterprises Holdings Ltd.	53,500	223,848
Beijing Enterprises Water Group Ltd.	500,000	171,113
Beijing Kingsoft Office Software, Inc., Class A	4,310	186,666
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	9,200	74,562
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	406,500	303,949
BeOne Medicines Ltd., Class H *	81,900	1,861,949
Bilibili, Inc., Class Z *	26,720	611,329
Bloks Group Ltd. *	9,000	133,895
BOC Aviation Ltd. (a)	26,500	240,752
BOC Hong Kong Holdings Ltd.	396,000	1,778,142
BOE Technology Group Co. Ltd., Class A	315,900	176,713
Bosideng International Holdings Ltd.	532,000	303,610
BYD Co. Ltd., Class A	48,300	700,618
BYD Co. Ltd., Class H	406,500	5,935,249
BYD Electronic International Co. Ltd.	90,000	374,490
C&D International Investment Group Ltd.	96,000	193,676
Cambricon Technologies Corp. Ltd., Class A *	3,645	357,021
CGN Power Co. Ltd., Class H (a)	1,156,000	434,277
Changchun High-Tech Industry Group Co. Ltd.	9,100	132,762
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,000	147,716
Chifeng Jilong Gold Mining Co. Ltd., Class H	20,200	59,182
China CITIC Bank Corp. Ltd., Class H	879,000	816,698
China Coal Energy Co. Ltd., Class H	219,000	269,087
China Construction Bank Corp., Class H	10,802,000	11,048,324
China CSSC Holdings Ltd., Class A	44,100	209,644
China Eastern Airlines Corp. Ltd., Class A *	248,600	130,503
China Everbright Bank Co. Ltd., Class A	450,100	252,659
China Everbright Environment Group Ltd.	433,000	231,738
China Feihe Ltd. (a)	440,000	261,580
China Galaxy Securities Co. Ltd., Class A	60,100	142,937
China Galaxy Securities Co. Ltd., Class H	388,500	525,023
China Gas Holdings Ltd.	366,000	384,446
China Greatwall Technology Group Co. Ltd., Class A *	26,800	55,963
China Hongqiao Group Ltd.	305,500	805,878
China International Capital Corp. Ltd., Class H (a)	168,400	427,608
China Jushi Co. Ltd., Class A	60,200	103,239
China Life Insurance Co. Ltd., Class H	821,000	2,371,550
China Literature Ltd. * (a)	45,400	178,417
China Longyuan Power Group Corp. Ltd., Class H	367,000	330,939
China Medical System Holdings Ltd.	162,000	275,061
China Mengniu Dairy Co. Ltd.	344,000	715,869
China Merchants Bank Co. Ltd., Class A	194,700	1,199,480
China Merchants Bank Co. Ltd., Class H	417,500	2,709,219
China Merchants Energy Shipping Co. Ltd., Class A	79,100	66,328

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	59,400	92,355
China Merchants Port Holdings Co. Ltd.	180,000	354,497
China Merchants Securities Co. Ltd., Class H (a)	51,200	105,842
China Merchants Securities Co. Ltd., Class A	61,800	152,812
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	79,200	95,442
China Minsheng Banking Corp. Ltd., Class A	352,000	238,461
China Minsheng Banking Corp. Ltd., Class H	792,000	476,696
China National Nuclear Power Co. Ltd., Class A	184,000	234,399
China National Software & Service Co. Ltd., Class A *	7,100	46,481
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	35,200	182,921
China Oilfield Services Ltd., Class H	208,000	184,731
China Overseas Land & Investment Ltd.	437,000	755,791
China Pacific Insurance Group Co. Ltd., Class A	60,300	312,679
China Pacific Insurance Group Co. Ltd., Class H	282,800	1,138,954
China Petroleum & Chemical Corp., Class A	337,700	281,130
China Petroleum & Chemical Corp., Class H	2,548,000	1,495,224
China Power International Development Ltd.	608,000	238,333
China Railway Construction Heavy Industry Corp. Ltd., Class A	1,196,710	1,038,388
China Railway Group Ltd., Class A	202,400	159,572
China Railway Group Ltd., Class H	441,000	221,881
China Railway Signal & Communication Corp. Ltd., Class H (a)	191,000	83,499
China Resources Beer Holdings Co. Ltd.	187,000	621,755
China Resources Beverage Holdings Co. Ltd.	44,000	64,006
China Resources Gas Group Ltd.	108,200	273,887
China Resources Land Ltd.	325,500	1,193,598
China Resources Mixc Lifestyle Services Ltd. (a)	88,400	410,518
China Resources Pharmaceutical Group Ltd. (a)	225,500	157,472
China Resources Power Holdings Co. Ltd.	220,000	545,180
China Shenhua Energy Co. Ltd., Class A	70,400	371,965
China Shenhua Energy Co. Ltd., Class H	372,500	1,614,471
China Southern Airlines Co. Ltd., Class A *	140,800	110,513
China Southern Airlines Co. Ltd., Class H *	192,000	88,360
China Suntien Green Energy Corp. Ltd., Class A *	198,500	208,851
China Taiping Insurance Holdings Co. Ltd.	195,600	434,624
China Three Gorges Renewables Group Co. Ltd., Class A	281,600	169,053
China Tourism Group Duty Free Corp. Ltd., Class A	26,400	237,342
China Tourism Group Duty Free Corp. Ltd., Class H (a)	12,100	87,433
China Tower Corp. Ltd., Class H (a)	498,000	696,859
China Vanke Co. Ltd., Class A *	80,600	71,848
China Vanke Co. Ltd., Class H *	27,300	17,321
China Yangtze Power Co. Ltd., Class A	205,300	792,904
Chongqing Changan Automobile Co. Ltd., Class A	88,000	156,625
Chongqing Rural Commercial Bank Co. Ltd., Class H	258,000	204,630
Chow Tai Fook Jewellery Group Ltd.	199,000	332,348
CITIC Ltd.	546,000	819,095
CITIC Securities Co. Ltd., Class A	102,800	412,635
CITIC Securities Co. Ltd., Class H	177,500	623,663
CMOC Group Ltd., Class A	169,100	209,127

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
CMOC Group Ltd., Class H	384,000	435,891
CNPC Capital Co. Ltd., Class A	72,300	86,496
COFCO Capital Holdings Co. Ltd., Class A	17,300	29,302
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	180,000	146,213
COSCO SHIPPING Holdings Co. Ltd., Class A	107,700	232,900
COSCO SHIPPING Holdings Co. Ltd., Class H	287,500	525,533
Country Garden Services Holdings Co. Ltd.	267,000	220,762
CSPC Pharmaceutical Group Ltd.	880,000	1,105,979
Daqin Railway Co. Ltd., Class A	165,400	149,861
Eastroc Beverage Group Co. Ltd., Class A	4,850	189,104
ENN Energy Holdings Ltd.	90,600	738,392
ENN Natural Gas Co. Ltd., Class A	28,800	73,589
Everdisplay Optronics Shanghai Co. Ltd., Class A *	1,121,857	397,630
Far East Horizon Ltd.	161,000	164,076
Flat Glass Group Co. Ltd., Class H	70,000	90,786
Focus Media Information Technology Co. Ltd., Class A	165,200	171,463
Foshan Haitian Flavouring & Food Co. Ltd., Class A	43,460	230,695
Fosun International Ltd.	254,000	175,289
Foxconn Industrial Internet Co. Ltd., Class A	95,100	453,115
Full Truck Alliance Co. Ltd., ADR	87,812	1,014,229
Fuyao Glass Industry Group Co. Ltd., Class A	17,500	132,459
Fuyao Glass Industry Group Co. Ltd., Class H (a)	66,000	475,832
Gan & Lee Pharmaceuticals Co. Ltd., Class A	5,000	40,112
Ganfeng Lithium Group Co. Ltd. (a)	53,200	176,590
Ganfeng Lithium Group Co. Ltd., Class A	17,900	89,151
GCL Technology Holdings Ltd. *	2,444,000	362,120
GD Power Development Co. Ltd., Class A	174,300	110,649
Geely Automobile Holdings Ltd.	649,000	1,455,719
Genscript Biotech Corp. *	140,000	303,647
GF Securities Co. Ltd., Class A	85,400	226,731
GF Securities Co. Ltd., Class H	108,000	235,807
Giant Biogene Holding Co. Ltd. (a)	49,600	353,685
GigaDevice Semiconductor, Inc., Class A	9,000	150,557
GoerTek, Inc., Class A	28,700	90,975
Goldwind Science & Technology Co. Ltd., Class H	81,600	72,435
Great Wall Motor Co. Ltd., Class H	267,000	435,725
Gree Electric Appliances, Inc. of Zhuhai, Class A	61,700	389,939
Guangdong Electric Power Development Co. Ltd., Class A	229,200	147,823
Guangdong Haid Group Co. Ltd., Class A	17,000	133,017
Guangdong Investment Ltd.	358,000	318,652
Guangzhou Automobile Group Co. Ltd., Class H	322,000	130,117
Guangzhou Baiyun International Airport Co. Ltd., Class A	407,123	526,237
Guosen Securities Co. Ltd., Class A	79,900	146,686
Guotai Haitong Securities Co. Ltd., Class H (a)	263,456	568,730
Guotai Haitong Securities Co. Ltd., Class A	112,706	316,525
H World Group Ltd.	180,300	562,753
Haidilao International Holding Ltd. (a)	185,000	327,949
Haier Smart Home Co. Ltd., Class A	61,600	211,633

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Haier Smart Home Co. Ltd., Class H	267,800	843,672
Hainan Airlines Holding Co. Ltd., Class A *	448,600	91,945
Haitian International Holdings Ltd.	118,000	319,869
Hangzhou First Applied Material Co. Ltd., Class A	32,700	66,188
Hansoh Pharmaceutical Group Co. Ltd. (a)	120,000	539,120
Henan Shuanghui Investment & Development Co. Ltd., Class A	28,700	98,195
Hengan International Group Co. Ltd.	77,500	231,524
Hengli Petrochemical Co. Ltd., Class A	68,200	145,913
Hisense Home Appliances Group Co. Ltd.	48,000	137,650
Horizon Robotics *	880,800	774,344
Hua Hong Semiconductor Ltd., Class H * (a)	76,000	391,297
Huadian Power International Corp. Ltd., Class H	194,000	104,441
Huadong Medicine Co. Ltd., Class A	17,500	107,580
Hualan Biological Engineering, Inc., Class A	97,000	222,843
Huaneng Power International, Inc., Class A	114,400	116,214
Huaneng Power International, Inc., Class H	456,000	309,545
Huatai Securities Co. Ltd., Class H (a)	148,000	340,633
Huaxi Securities Co. Ltd., Class A	575,500	798,300
Huaxia Bank Co. Ltd., Class A	156,200	172,083
Huayu Automotive Systems Co. Ltd., Class A	84,300	205,021
Huizhou Desay Sv Automotive Co. Ltd., Class A	9,000	126,381
Hundsun Technologies, Inc., Class A	26,400	131,885
IEIT Systems Co. Ltd., Class A	15,900	122,427
Iflytek Co. Ltd., Class A	26,500	178,766
Industrial & Commercial Bank of China Ltd., Class A	952,500	998,241
Industrial & Commercial Bank of China Ltd., Class H	8,147,000	6,242,438
Industrial Bank Co. Ltd., Class A	211,200	662,133
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	67,700	50,015
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	70,400	267,326
Inner Mongolia Yitai Coal Co. Ltd., Class B	116,300	238,646
Innovent Biologics, Inc. * (a)	148,000	1,831,960
JA Solar Technology Co. Ltd., Class A *	35,200	53,852
JCET Group Co. Ltd., Class A	15,700	76,050
JD Health International, Inc. * (a)	113,000	722,572
JD Logistics, Inc. * (a)	273,000	473,114
JD.com, Inc., Class A	282,700	4,455,901
Jiangsu Eastern Shenghong Co. Ltd., Class A *	62,300	77,035
Jiangsu Expressway Co. Ltd., Class H	158,000	193,739
Jiangsu Hengli Hydraulic Co. Ltd., Class A	11,700	119,245
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,900	469,926
Jiangsu King's Luck Brewery JSC Ltd., Class A	11,300	61,541
Jiangsu Yanghe Distillery Co. Ltd., Class A	19,700	184,072
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	29,400	141,965
Jiangxi Copper Co. Ltd., Class H	158,000	315,799
Jinko Solar Co. Ltd., Class A *	86,720	62,750
Jointown Pharmaceutical Group Co. Ltd., Class A	279,091	207,182
KE Holdings, Inc., Class A	250,500	1,532,065
Kingboard Holdings Ltd.	88,000	315,227

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Kingdee International Software Group Co. Ltd. *	354,000	821,638
Kingsoft Corp. Ltd.	118,800	540,214
Kuaishou Technology * (a)	317,900	3,103,994
Kuang-Chi Technologies Co. Ltd., Class A	17,900	101,155
Kunlun Energy Co. Ltd.	436,000	420,021
Kweichow Moutai Co. Ltd., Class A	10,500	2,066,370
Laopu Gold Co. Ltd., Class H	3,900	350,525
LB Group Co. Ltd., Class A	68,600	161,857
Lenovo Group Ltd.	674,000	864,237
Li Auto, Inc., Class A *	119,700	1,567,078
Li Ning Co. Ltd.	14,000	29,662
Lingyi iTech Guangdong Co., Class A	60,400	74,916
Longfor Group Holdings Ltd. (a)	235,500	293,117
LONGi Green Energy Technology Co. Ltd., Class A *	79,200	172,749
Luxshare Precision Industry Co. Ltd., Class A	61,200	308,928
Luzhou Laojiao Co. Ltd., Class A	15,700	267,210
Mao Geping Cosmetics Co. Ltd., Class H	14,100	179,252
Meituan * (a)	591,000	9,117,681
Midea Group Co. Ltd., Class A	58,100	564,269
MINISO Group Holding Ltd.	50,400	239,908
Mixue Group, Class H *	4,800	287,389
Montage Technology Co. Ltd., Class A	11,827	138,896
Muyuan Foods Co. Ltd., Class A	45,900	294,579
Nanjing Securities Co. Ltd., Class A	753,200	858,101
NARI Technology Co. Ltd., Class A	85,880	260,419
NAURA Technology Group Co. Ltd., Class A	6,345	293,958
NetEase, Inc.	192,300	5,027,156
New China Life Insurance Co. Ltd., Class A	19,500	179,979
New China Life Insurance Co. Ltd., Class H	106,200	679,565
New Oriental Education & Technology Group, Inc.	168,000	745,027
Ningbo Deye Technology Co. Ltd., Class A	9,262	65,524
Ningbo Tuopu Group Co. Ltd., Class A	16,630	105,490
Ningxia Baofeng Energy Group Co. Ltd., Class A	69,900	150,415
NIO, Inc., Class A *	168,110	804,629
Nongfu Spring Co. Ltd., Class H (a)	200,600	1,158,995
OmniVision Integrated Circuits Group, Inc., Class A	16,000	267,679
Oriental Pearl Group Co. Ltd., Class A	95,500	101,863
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	957,000	357,925
PDD Holdings, Inc., ADR *	83,843	9,511,988
People's Insurance Co. Group of China Ltd. (The), Class H	928,000	712,953
PetroChina Co. Ltd., Class H	2,330,000	2,276,949
PICC Property & Casualty Co. Ltd., Class H	732,000	1,519,327
Ping An Bank Co. Ltd., Class A	193,600	328,100
Ping An Insurance Group Co. of China Ltd., Class A	96,300	782,352
Ping An Insurance Group Co. of China Ltd., Class H	685,500	4,706,207
Poly Developments and Holdings Group Co. Ltd., Class A *	123,200	136,138
Pop Mart International Group Ltd. (a)	71,600	2,233,481
Postal Savings Bank of China Co. Ltd., Class A	829,900	660,249

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Postal Savings Bank of China Co. Ltd., Class H (a)	974,000	688,044
Power Construction Corp. of China Ltd., Class A	176,000	166,434
Qinghai Salt Lake Industry Co. Ltd., Class A *	61,600	153,813
Rockchip Electronics Co. Ltd.	3,600	80,529
Rongsheng Petrochemical Co. Ltd., Class A	107,000	135,404
SAIC Motor Corp. Ltd., Class A	66,400	157,769
Sanan Optoelectronics Co. Ltd., Class A	104,100	180,048
Sany Heavy Industry Co. Ltd., Class A	88,000	242,986
Satellite Chemical Co. Ltd., Class A	27,900	75,226
SDIC Power Holdings Co. Ltd., Class A	66,300	144,771
Seres Group Co. Ltd., Class A	13,600	238,460
SF Holding Co. Ltd., Class A	52,900	336,845
Shaanxi Coal Industry Co. Ltd., Class A	96,800	269,938
Shandong Gold Mining Co. Ltd., Class A	35,300	143,657
Shandong Gold Mining Co. Ltd., Class H (a)	83,000	256,670
Shandong Hi-Speed Holdings Group Ltd. *	86,000	191,939
Shandong Nanshan Aluminum Co. Ltd., Class A	213,200	115,890
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	27,112
Shanghai Baosight Software Co. Ltd., Class A	20,120	68,831
Shanghai Baosight Software Co. Ltd., Class B	88,264	121,324
Shanghai Electric Group Co. Ltd., Class H *	308,000	125,629
Shanghai Electric Group Co. Ltd., Class A *	105,500	113,949
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	123,700	473,527
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	35,000	140,146
Shanghai International Airport Co. Ltd., Class A	26,700	118,983
Shanghai M&G Stationery, Inc., Class A	7,700	32,844
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	78,100	124,559
Shanghai Pudong Development Bank Co. Ltd., Class A	272,200	482,877
Shanghai Rural Commercial Bank Co. Ltd., Class A	81,200	102,360
Shanjin International Gold Co. Ltd., Class A	23,300	58,152
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	10,800	267,715
Shengyi Technology Co. Ltd., Class A	19,800	117,142
Shennan Circuits Co. Ltd., Class A	5,850	114,747
Shenwan Hongyuan Group Co. Ltd., Class A	332,200	243,586
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	9,300	64,299
Shenzhen Transsion Holdings Co. Ltd., Class A	12,618	132,967
Shenzhou International Group Holdings Ltd.	96,900	697,366
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	13,500	43,416
Sichuan Changhong Electric Co. Ltd., Class A	38,800	53,028
Sichuan Chuantou Energy Co. Ltd., Class A	42,900	92,732
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,300	69,578
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	3,500	184,692
Sichuan Road and Bridge Group Co. Ltd., Class A	59,500	68,500
Silergy Corp.	39,000	419,507
Sinopec Oilfield Service Corp., Class A *	575,000	159,311
Sinopharm Group Co. Ltd., Class H	168,800	405,733
Sinotrans Ltd., Class H	206,000	114,240
Sinotruk Hong Kong Ltd.	83,500	254,471

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Smoore International Holdings Ltd. (a)	202,000	544,673
SPIC Industry-Finance Holdings Co. Ltd., Class A	44,600	41,316
Spring Airlines Co. Ltd., Class A	8,200	59,341
StarPower Semiconductor Ltd., Class A	11,040	130,882
State Grid Yingda Co. Ltd., Class A	440,000	324,195
Sunny Optical Technology Group Co. Ltd.	79,000	731,961
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,300	123,082
TAL Education Group, ADR *	52,112	570,105
Talkweb Information System Co. Ltd., Class A *	10,400	46,662
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	46,400	52,344
Tencent Holdings Ltd.	670,700	46,957,209
Tencent Music Entertainment Group, Class A	125,200	1,316,970
Tianqi Lithium Corp., Class A *	17,900	94,595
Tingyi Cayman Islands Holding Corp.	216,000	319,305
Tongcheng Travel Holdings Ltd. (a)	140,400	351,791
Tongwei Co. Ltd., Class A *	52,800	149,302
Trip.com Group Ltd.	63,650	3,951,549
Tsingtao Brewery Co. Ltd.	80,000	508,236
UBTech Robotics Corp. Ltd., Class H *	24,950	283,365
Unigroup Guoxin Microelectronics Co. Ltd., Class A	9,200	88,408
Uni-President China Holdings Ltd.	159,000	200,876
Unisplendour Corp. Ltd., Class A	35,200	120,072
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	4,194	57,498
Vipshop Holdings Ltd., ADR	39,173	591,121
Wanhua Chemical Group Co. Ltd., Class A	34,500	297,423
Want Want China Holdings Ltd.	543,000	392,466
Weichai Power Co. Ltd., Class A	59,800	125,220
Weichai Power Co. Ltd., Class H	248,000	525,727
Wuliangye Yibin Co. Ltd., Class A	34,500	578,845
WUS Printed Circuit Kunshan Co. Ltd., Class A	18,500	143,397
WuXi AppTec Co. Ltd., Class A	26,700	353,867
WuXi AppTec Co. Ltd., Class H (a)	39,100	521,563
XCMG Construction Machinery Co. Ltd., Class A	114,700	133,240
Xiamen Faratronic Co. Ltd., Class A	9,100	138,553
Xiamen Tungsten Co. Ltd., Class A	156,200	502,010
Xiaomi Corp., Class B * (a)	1,885,400	12,684,880
Xinjiang Daqo New Energy Co. Ltd., Class A *	18,420	65,991
Xinyi Glass Holdings Ltd.	188,000	193,788
Xinyi Solar Holdings Ltd.	76,000	29,421
XPeng, Inc., Class A *	136,200	1,239,420
XtalPi Holdings Ltd. *	247,000	189,489
Yadea Group Holdings Ltd. (a)	176,000	276,951
Yangzijiang Shipbuilding Holdings Ltd.	296,900	582,348
Yankuang Energy Group Co. Ltd., Class H	359,000	409,308
Yonghui Superstores Co. Ltd., Class A *	76,700	49,935
Yonyou Network Technology Co. Ltd., Class A *	28,700	62,792
Yuexiu Property Co. Ltd.	190,000	111,730
Yum China Holdings, Inc.	40,145	1,873,969

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yunnan Baiyao Group Co. Ltd., Class A	14,900	115,766
Yutong Bus Co. Ltd., Class A	18,200	62,828
Zangge Mining Co. Ltd., Class A	13,100	83,307
ZEEKR Intelligent Technology Holding Ltd., ADR *	5,781	163,255
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,300	173,877
Zhaojin Mining Industry Co. Ltd., Class H	172,500	428,357
Zhejiang China Commodities City Group Co. Ltd., Class A	53,200	156,830
Zhejiang Huayou Cobalt Co. Ltd., Class A	14,400	87,927
Zhejiang Juhua Co. Ltd., Class A	24,300	89,922
Zhejiang Leapmotor Technology Co. Ltd., Class H * (a)	73,700	566,714
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	390,200	404,775
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	35,100	128,290
Zhejiang Supor Co. Ltd., Class A	8,900	63,972
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	17,800	40,704
Zhejiang Zheneng Electric Power Co. Ltd., Class A	131,000	94,225
Zhongjin Gold Corp. Ltd., Class A	40,200	79,780
Zhongsheng Group Holdings Ltd.	8,500	14,298
Zhongtai Securities Co. Ltd., Class A	766,200	707,938
Zhuzhou CRRC Times Electric Co. Ltd., Class H	63,500	257,580
Zijin Mining Group Co. Ltd., Class A	177,700	470,227
Zijin Mining Group Co. Ltd., Class H	618,000	1,638,726
ZJLD Group, Inc. (a)	75,000	63,955
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	180,400	140,783
ZTE Corp., Class A	43,200	204,775
ZTE Corp., Class H	90,600	285,862
ZTO Express Cayman, Inc.	48,750	950,363
		299,367,155
Colombia — 0.2%
Ecopetrol SA	521,973	219,477
Grupo Argos SA (Preference)	9,104	25,665
Grupo Cibest SA	33,792	435,949
Grupo Cibest SA (Preference)	51,386	556,123
Grupo de Inversiones Suramericana SA (Preference)	12,586	112,758
Grupo Energia Bogota SA ESP	325,849	230,039
Interconexion Electrica SA ESP	52,456	263,173
		1,843,184
Czech Republic — 0.1%
CEZ A/S	17,598	1,019,618
Komercni Banka A/S	8,446	402,330
		1,421,948
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	223,069	432,160
Greece — 0.6%
Alpha Bank SA	230,971	864,555
Eurobank Ergasias Services and Holdings SA	274,724	1,008,338
Hellenic Telecommunications Organization SA	22,138	401,696

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
JUMBO SA	13,046	441,283
Metlen Energy & Metals SA	11,813	649,850
Motor Oil Hellas Corinth Refineries SA	7,460	213,710
National Bank of Greece SA	92,479	1,289,949
OPAP SA	16,811	377,171
Piraeus Financial Holdings SA	76,909	591,387
Public Power Corp. SA	21,041	341,275
		6,179,214
Hong Kong — 0.3%
Central New Energy Holding Group Ltd. *	148,000	152,386
Guming Holdings Ltd. * (b)	71,600	210,672
J&T Global Express Ltd. *	685,400	901,613
Kingboard Laminates Holdings Ltd.	89,500	114,913
Orient Overseas International Ltd.	15,500	278,880
Sino Biopharmaceutical Ltd.	1,145,000	1,096,568
		2,755,032
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	42,001	364,927
OTP Bank Nyrt.	23,415	1,900,032
Richter Gedeon Nyrt.	15,072	452,393
		2,717,352
India — 18.1%
ABB India Ltd.	5,927	371,138
ACC Ltd.	9,487	192,965
Adani Energy Solutions Ltd. *	36,823	336,550
Adani Enterprises Ltd.	45,785	1,264,161
Adani Green Energy Ltd. *	44,099	491,835
Adani Ports & Special Economic Zone Ltd.	100,153	1,562,093
Adani Power Ltd. *	119,951	799,358
Adani Total Gas Ltd.	33,792	231,501
Aditya Birla Capital Ltd. *	88,672	258,355
Alkem Laboratories Ltd.	7,142	409,201
Ambuja Cements Ltd.	83,464	561,962
Apollo Hospitals Enterprise Ltd.	11,968	1,020,342
Ashok Leyland Ltd.	327,688	450,329
Asian Paints Ltd.	82,381	2,248,642
Astral Ltd.	13,713	218,718
AU Small Finance Bank Ltd. (a)	60,656	511,088
Aurobindo Pharma Ltd. *	33,765	436,556
Avenue Supermarts Ltd. * (a)	17,909	869,674
AWL Agri Business Ltd *	36,442	108,688
Axis Bank Ltd.	251,825	3,058,182
Bajaj Auto Ltd.	7,426	676,118
Bajaj Finance Ltd.	309,737	3,099,652
Bajaj Finserv Ltd.	42,166	933,030
Bajaj Holdings & Investment Ltd.	2,949	468,251

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Balkrishna Industries Ltd.	9,525	289,842
Bandhan Bank Ltd. (a)	93,016	177,691
Bank of Baroda	115,705	312,645
Bank of India	103,483	130,909
Berger Paints India Ltd.	31,299	201,121
Bharat Electronics Ltd.	394,589	1,714,212
Bharat Forge Ltd.	30,698	408,589
Bharat Heavy Electricals Ltd.	141,455	382,687
Bharat Petroleum Corp. Ltd.	223,527	835,306
Bharti Airtel Ltd.	313,606	6,826,936
Bharti Hexacom Ltd.	8,339	174,732
Biocon Ltd.	66,825	297,084
Bosch Ltd.	982	451,510
Britannia Industries Ltd.	14,678	965,742
Canara Bank	209,703	255,204
CG Power & Industrial Solutions Ltd.	72,888	547,271
Cholamandalam Investment and Finance Co. Ltd.	46,896	768,794
Cipla Ltd.	60,062	1,060,708
Coal India Ltd.	251,032	1,073,525
Colgate-Palmolive India Ltd.	14,910	381,239
Container Corp. of India Ltd.	39,135	257,253
Coromandel International Ltd.	14,235	435,286
CRISIL Ltd.	2,273	137,357
Cummins India Ltd.	15,424	622,947
Dabur India Ltd.	77,542	467,199
Divi's Laboratories Ltd.	14,945	1,119,149
Dixon Technologies India Ltd. (a)	3,753	717,064
DLF Ltd.	91,265	811,681
Dr Reddy's Laboratories Ltd.	64,973	937,411
Eicher Motors Ltd.	17,072	1,062,266
Eternal Ltd. *	495,340	1,728,792
FSN E-Commerce Ventures Ltd. *	138,621	330,710
GAIL India Ltd.	319,971	644,553
GE Vernova T&D India Ltd.	13,935	433,773
GMR Airports Ltd. *	317,755	324,331
Godrej Consumer Products Ltd.	45,487	651,745
Godrej Properties Ltd. *	14,895	355,154
Grasim Industries Ltd.	42,239	1,319,693
Havells India Ltd.	24,751	422,740
HCL Technologies Ltd.	117,778	1,963,372
HDFC Asset Management Co. Ltd. (a)	11,195	719,473
HDFC Bank Ltd.	624,935	14,341,203
HDFC Life Insurance Co. Ltd. (a)	109,697	942,538
Hero MotoCorp Ltd.	14,801	717,001
Hexaware Technologies Ltd.	12,881	103,015
Hindalco Industries Ltd.	159,747	1,236,701
Hindustan Aeronautics Ltd. (a)	20,967	1,079,088
Hindustan Petroleum Corp. Ltd.	107,357	509,714

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Hindustan Unilever Ltd.	98,821	2,838,099
Hitachi Energy India Ltd.	1,413	321,913
Hyundai Motor India Ltd. *	13,545	332,130
ICICI Bank Ltd.	582,079	9,801,808
ICICI Lombard General Insurance Co. Ltd. (a)	25,464	558,819
ICICI Prudential Life Insurance Co. Ltd. (a)	43,740	306,739
IDFC First Bank Ltd.	597,658	466,956
Indian Bank	31,145	220,199
Indian Hotels Co. Ltd. (The)	101,442	853,236
Indian Oil Corp. Ltd. *	425,566	703,050
Indian Railway Catering & Tourism Corp. Ltd.	33,858	279,117
Indian Railway Finance Corp. Ltd. (a)	196,199	285,587
Indian Renewable Energy Development Agency Ltd. *	74,176	123,863
Indraprastha Gas Ltd.	85,888	199,375
Indus Towers Ltd. *	145,563	600,311
IndusInd Bank Ltd. *	64,363	583,940
Infosys Ltd.	452,324	7,692,651
InterGlobe Aviation Ltd. * (a)	18,523	1,243,049
ITC Hotels Ltd. *	110,047	288,463
ITC Ltd.	330,455	1,549,733
Jindal Stainless Ltd.	45,723	360,937
Jindal Steel & Power Ltd.	41,719	457,374
Jio Financial Services Ltd. *	343,658	1,285,119
JSW Energy Ltd.	66,044	386,451
JSW Infrastructure Ltd.	41,659	143,817
JSW Steel Ltd.	141,817	1,691,701
Jubilant Foodworks Ltd.	43,474	323,921
Kalyan Jewellers India Ltd.	47,303	318,972
Kotak Mahindra Bank Ltd.	120,660	2,718,512
L&T Technology Services Ltd. (a)	3,058	149,364
Larsen & Toubro Ltd.	74,351	3,074,837
Linde India Ltd.	2,463	183,706
Lloyds Metals & Energy Ltd.	15,938	273,341
Lodha Developers Ltd. (a)	29,975	419,119
LTIMindtree Ltd. (a)	10,329	597,491
Lupin Ltd.	27,301	596,723
Mahindra & Mahindra Ltd.	108,241	3,943,069
Mankind Pharma Ltd. *	12,817	373,945
Marico Ltd.	71,264	575,784
Maruti Suzuki India Ltd.	14,507	2,080,869
Max Healthcare Institute Ltd.	72,522	1,028,912
Mazagon Dock Shipbuilders Ltd.	8,372	262,703
Motilal Oswal Financial Services Ltd.	19,551	202,359
Mphasis Ltd.	12,435	392,615
MRF Ltd.	343	577,171
Muthoot Finance Ltd.	11,946	355,272
Nestle India Ltd.	39,594	1,013,604
NHPC Ltd.	336,244	317,319

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
NMDC Ltd.	385,553	309,887
NTPC Ltd.	523,435	1,986,604
Oberoi Realty Ltd.	13,357	247,270
Oil & Natural Gas Corp. Ltd.	462,452	1,266,998
Oil India Ltd.	68,136	340,828
Oracle Financial Services Software Ltd.	2,616	251,155
Page Industries Ltd.	706	392,524
Patanjali Foods Ltd.	11,434	243,383
PB Fintech Ltd. *	38,726	794,696
Persistent Systems Ltd.	11,683	682,766
Petronet LNG Ltd.	83,903	275,072
Phoenix Mills Ltd. (The)	23,254	392,433
PI Industries Ltd.	11,018	533,237
Pidilite Industries Ltd.	28,628	936,124
Polycab India Ltd.	6,787	525,987
Power Finance Corp. Ltd.	145,719	678,300
Power Grid Corp. of India Ltd.	500,001	1,652,887
Premier Energies Ltd. (a)	11,789	137,650
Prestige Estates Projects Ltd.	19,708	364,125
Procter & Gamble Hygiene & Health Care Ltd.	1,164	182,176
Punjab National Bank	257,145	307,529
Rail Vikas Nigam Ltd. (a)	64,440	254,095
REC Ltd.	129,616	580,981
Reliance Industries Ltd.	802,186	12,668,520
Samvardhana Motherson International Ltd.	537,237	591,307
SBI Cards & Payment Services Ltd.	32,533	299,858
SBI Life Insurance Co. Ltd. (a)	45,203	945,668
Schaeffler India Ltd.	4,593	215,506
Shree Cement Ltd.	1,901	666,383
Shriram Finance Ltd.	141,159	1,010,994
Siemens Ltd.	9,959	342,901
Solar Industries India Ltd.	2,864	462,849
Sona Blw Precision Forgings Ltd. (a)	44,340	225,872
SRF Ltd.	13,613	470,974
State Bank of India	205,000	1,857,390
Steel Authority of India Ltd.	159,478	225,202
Sun Pharmaceutical Industries Ltd.	126,605	2,458,674
Sundaram Finance Ltd.	11,639	619,077
Supreme Industries Ltd.	6,970	340,713
Suzlon Energy Ltd. *	1,350,419	942,173
Swiggy Ltd. *	33,766	154,830
Tata Communications Ltd.	13,532	265,490
Tata Consultancy Services Ltd.	110,634	3,815,374
Tata Consumer Products Ltd.	73,566	898,324
Tata Elxsi Ltd.	4,224	292,654
Tata Motors Ltd.	233,113	1,762,024
Tata Power Co. Ltd. (The)	195,177	881,617
Tata Steel Ltd.	921,010	1,653,978

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tata Technologies Ltd.	17,376	138,620
Tech Mahindra Ltd.	71,098	1,179,520
Thermax Ltd.	3,893	174,518
Titan Co. Ltd.	44,605	1,697,953
Torrent Pharmaceuticals Ltd.	10,905	464,178
Torrent Power Ltd.	20,972	311,425
Trent Ltd.	20,014	1,141,605
Tube Investments of India Ltd.	14,148	456,757
TVS Motor Co. Ltd.	26,223	835,239
UltraTech Cement Ltd.	13,657	1,901,518
Union Bank of India Ltd.	173,695	257,957
United Spirits Ltd.	34,568	527,771
UNO Minda Ltd.	26,839	317,906
UPL Ltd.	63,012	504,118
Varun Beverages Ltd.	157,527	936,233
Vedanta Ltd.	187,636	906,162
Vishal Mega Mart Ltd. *	124,848	198,130
Vodafone Idea Ltd. *	3,441,341	270,188
Voltas Ltd.	27,119	409,316
WAAREE Energies Ltd. *	3,711	125,938
Wipro Ltd.	318,941	897,167
Yes Bank Ltd. *	2,336,923	502,573
Zydus Lifesciences Ltd.	28,309	311,759
		187,451,000
Indonesia — 1.3%
Alamtri Resources Indonesia Tbk. PT	1,724,800	193,345
Amman Mineral Internasional PT *	855,400	436,012
Aneka Tambang Tbk.	968,600	167,602
Astra International Tbk. PT	2,040,100	630,637
Bank Central Asia Tbk. PT	6,123,700	3,069,171
Bank Mandiri Persero Tbk. PT	4,113,800	1,119,903
Bank Negara Indonesia Persero Tbk. PT	1,830,400	443,888
Bank Rakyat Indonesia Persero Tbk. PT	7,240,000	1,621,258
Barito Pacific Tbk. PT *	3,355,779	533,994
Barito Renewables Energy Tbk. PT	1,728,000	819,739
Chandra Asri Pacific Tbk. PT	1,031,800	580,093
Charoen Pokphand Indonesia Tbk. PT	880,000	263,010
Dian Swastatika Sentosa Tbk. PT *	173,600	683,639
GoTo Gojek Tokopedia Tbk. PT *	94,722,899	372,228
Indofood Sukses Makmur Tbk. PT	545,600	281,724
Indosat Tbk. PT	608,900	81,258
Kalbe Farma Tbk. PT	2,332,600	201,747
Merdeka Copper Gold Tbk. PT *	1,689,600	241,276
Multipolar Technology Tbk. PT	31,300	70,043
Pantai Indah Kapuk Dua Tbk. PT	211,300	211,073
Petrindo Jaya Kreasi Tbk. PT	1,935,000	179,703
Sumber Alfaria Trijaya Tbk. PT	2,102,400	295,496

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Telkom Indonesia Persero Tbk. PT	5,430,900	953,638
Unilever Indonesia Tbk. PT	695,200	72,123
United Tractors Tbk. PT	200,900	294,383
		13,816,983
Kuwait — 0.8%
Boubyan Bank KSCP	204,401	470,693
Gulf Bank KSCP	476,700	526,611
Kuwait Finance House KSCP	1,299,581	3,422,094
Mabanee Co. KPSC	86,211	249,495
Mobile Telecommunications Co. KSCP	282,156	489,827
National Bank of Kuwait SAKP	998,942	3,419,160
		8,577,880
Luxembourg — 0.0% ^
Reinet Investments SCA	14,690	424,582
Malaysia — 1.5%
AMMB Holdings Bhd.	321,900	380,352
Axiata Group Bhd.	502,000	317,024
CELCOMDIGI Bhd.	457,700	412,091
CIMB Group Holdings Bhd.	918,400	1,403,882
Gamuda Bhd.	578,800	698,610
Genting Bhd.	248,900	182,119
Hong Leong Bank Bhd.	86,000	382,321
IHH Healthcare Bhd.	248,400	387,306
IOI Corp. Bhd.	338,300	298,740
KLCCP Stapled Group, REIT	83,000	166,973
Kuala Lumpur Kepong Bhd.	68,000	312,178
Malayan Banking Bhd.	731,300	1,608,436
Maxis Bhd.	426,100	342,841
MISC Bhd.	235,600	411,459
MR DIY Group M Bhd. (a)	397,700	153,317
Nestle Malaysia Bhd.	7,800	160,868
Petronas Chemicals Group Bhd.	341,600	309,145
Petronas Dagangan Bhd.	44,200	223,253
Petronas Gas Bhd.	111,900	471,738
PPB Group Bhd.	87,100	192,284
Press Metal Aluminium Holdings Bhd.	461,700	576,620
Public Bank Bhd.	1,674,300	1,648,965
QL Resources Bhd.	261,600	260,680
RHB Bank Bhd.	446,400	640,893
SD Guthrie Bhd.	246,100	274,912
Sime Darby Bhd.	412,700	157,324
Sunway Bhd.	279,700	309,101
Telekom Malaysia Bhd.	280,300	442,529
Tenaga Nasional Bhd.	503,700	1,534,244
Westports Holdings Bhd.	116,400	152,555

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
YTL Corp. Bhd.	682,890	395,314
YTL Power International Bhd.	361,220	344,254
		15,552,328
Mexico — 1.7%
America Movil SAB de CV	1,955,101	1,768,037
Arca Continental SAB de CV	53,953	562,495
Cemex SAB de CV	1,648,183	1,438,065
Coca-Cola Femsa SAB de CV	57,978	481,895
Fibra Uno Administracion SA de CV, REIT	342,553	486,819
Fomento Economico Mexicano SAB de CV	226,568	2,048,300
Gruma SAB de CV, Class B	20,832	358,854
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	42,376	975,423
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,796	600,239
Grupo Bimbo SAB de CV	155,698	452,032
Grupo Carso SAB de CV (b)	62,324	443,024
Grupo Comercial Chedraui SA de CV (b)	33,921	274,479
Grupo Financiero Banorte SAB de CV, Class O	310,436	2,764,715
Grupo Financiero Inbursa SAB de CV, Class O (b)	264,906	682,170
Grupo Mexico SAB de CV	346,334	2,160,617
Industrias Penoles SAB de CV *	20,711	543,931
Kimberly-Clark de Mexico SAB de CV, Class A (b)	172,920	323,750
Promotora y Operadora de Infraestructura SAB de CV	18,463	218,238
Wal-Mart de Mexico SAB de CV	547,431	1,613,420
		18,196,503
Peru — 0.2%
Credicorp Ltd.	7,191	1,704,267
InRetail Peru Corp. (a)	3,815	102,623
		1,806,890
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	274,920	149,402
Ayala Corp.	27,740	280,574
Ayala Land, Inc.	739,200	315,827
Bank of the Philippine Islands	233,790	473,732
BDO Unibank, Inc.	249,299	608,570
International Container Terminal Services, Inc.	89,730	688,984
Jollibee Foods Corp.	54,560	202,660
Manila Electric Co.	34,320	315,945
Metropolitan Bank & Trust Co.	233,910	297,029
Monde Nissin Corp. (a)	888,800	113,971
PLDT, Inc.	10,755	242,894
SM Investments Corp.	54,680	764,906
SM Prime Holdings, Inc.	1,293,100	514,292
Universal Robina Corp.	107,360	162,605
		5,131,391
Qatar — 0.8%
Al Rayan Bank	738,147	482,203

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — continued
Commercial Bank PSQC (The)	392,568	527,246
Dukhan Bank	291,465	292,586
Industries Qatar QSC	327,252	1,194,501
Mesaieed Petrochemical Holding Co.	581,335	216,112
Ooredoo QPSC	129,275	477,747
Qatar Electricity & Water Co. QSC	61,335	271,215
Qatar Fuel QSC	90,547	378,004
Qatar Gas Transport Co. Ltd.	390,195	515,473
Qatar International Islamic Bank QSC	133,607	408,138
Qatar Islamic Bank QPSC	201,686	1,358,798
Qatar National Bank QPSC	478,600	2,462,220
		8,584,243
Saudi Arabia — 3.2%
ACWA Power Co. *	14,997	879,566
Ades Holding Co.	47,077	157,914
Al Rajhi Bank	216,366	5,455,467
Alinma Bank	136,160	936,306
Almarai Co. JSC	49,480	631,053
Arab National Bank	99,086	573,197
Arabian Internet & Communications Services Co.	3,168	201,265
Bank Al-Jazira *	77,000	257,200
Banque Saudi Fransi	150,395	687,114
Bupa Arabia for Cooperative Insurance Co.	8,818	396,341
Co. for Cooperative Insurance (The)	8,358	298,924
Dar Al Arkan Real Estate Development Co. *	58,418	297,163
Dr Sulaiman Al Habib Medical Services Group Co.	11,282	788,003
Elm Co.	2,831	685,885
Etihad Etisalat Co.	43,650	712,159
Jabal Omar Development Co. *	63,828	339,743
Jarir Marketing Co.	77,608	265,641
Makkah Construction & Development Co.	10,819	239,390
Mouwasat Medical Services Co.	11,426	231,020
Nahdi Medical Co.	7,195	237,461
Riyad Bank	164,165	1,231,814
SABIC Agri-Nutrients Co.	26,092	827,627
Sahara International Petrochemical Co.	44,088	210,130
SAL Saudi Logistics Services	2,728	125,067
Saudi Arabian Mining Co. *	137,450	1,900,322
Saudi Arabian Oil Co. (a)	640,731	4,145,948
Saudi Aramco Base Oil Co.	6,775	187,998
Saudi Awwal Bank	113,899	981,800
Saudi Basic Industries Corp.	100,677	1,466,769
Saudi Electricity Co.	89,488	351,886
Saudi Industrial Investment Group	40,867	195,550
Saudi Investment Bank (The)	96,912	371,342
Saudi National Bank (The)	321,521	3,208,488
Saudi Research & Media Group *	3,582	175,375

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Saudi Tadawul Group Holding Co.	5,896	257,101
Saudi Telecom Co.	205,716	2,302,721
Savola Group (The) *	16,734	110,345
Umm Al Qura for Development & Construction Co. *	52,885	325,096
Yanbu National Petrochemical Co.	33,792	274,517
		32,920,708
South Africa — 2.8%
Absa Group Ltd.	92,649	914,523
Aspen Pharmacare Holdings Ltd.	41,866	269,588
Bid Corp. Ltd.	37,401	940,350
Bidvest Group Ltd.	36,121	469,891
Capitec Bank Holdings Ltd.	10,608	2,056,345
Clicks Group Ltd.	25,533	535,308
Discovery Ltd.	57,597	683,002
FirstRand Ltd.	618,914	2,628,256
Gold Fields Ltd.	98,639	2,405,502
Harmony Gold Mining Co. Ltd.	62,202	832,849
Impala Platinum Holdings Ltd. *	96,492	911,987
Mr Price Group Ltd.	28,011	324,135
MTN Group Ltd.	186,754	1,569,672
Naspers Ltd., Class N	17,929	5,534,362
Nedbank Group Ltd.	52,900	721,847
Northam Platinum Holdings Ltd.	39,288	451,293
Old Mutual Ltd.	494,113	346,384
OUTsurance Group Ltd.	94,684	401,528
Pepkor Holdings Ltd. (a)	218,384	327,960
Remgro Ltd.	58,122	529,536
Sanlam Ltd.	197,892	952,076
Shoprite Holdings Ltd.	52,620	766,960
Sibanye Stillwater Ltd. *	312,468	657,209
Standard Bank Group Ltd.	145,941	1,877,892
Valterra Platinum Ltd.	19,950	895,953
Vodacom Group Ltd.	64,335	491,194
Woolworths Holdings Ltd.	102,785	282,125
		28,777,727
South Korea — 10.5%
Alteogen, Inc. *	4,405	1,420,984
Amorepacific Corp.	3,335	321,371
Celltrion, Inc.	17,775	2,278,809
CJ CheilJedang Corp.	986	177,545
CJ Corp.	1,789	198,868
Coway Co. Ltd.	6,600	514,772
DB Insurance Co. Ltd.	4,813	442,385
Doosan Bobcat, Inc.	6,419	254,469
Doosan Enerbility Co. Ltd. *	48,866	2,289,306
Ecopro BM Co. Ltd. *	5,611	443,874
Ecopro Co. Ltd.	11,766	413,679

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Ecopro Materials Co. Ltd. *	2,919	105,931
GS Holdings Corp.	8,615	304,829
Hana Financial Group, Inc.	30,951	1,892,316
Hanjin Kal Corp.	2,665	208,484
Hankook Tire & Technology Co. Ltd.	8,609	274,603
Hanmi Pharm Co. Ltd.	713	142,705
Hanmi Semiconductor Co. Ltd.	5,256	340,908
Hanwha Aerospace Co. Ltd.	3,557	2,537,750
Hanwha Ocean Co. Ltd. *	13,020	1,046,654
Hanwha Solutions Corp.	13,390	293,135
HD Hyundai Co. Ltd.	4,681	478,976
HD Hyundai Electric Co. Ltd.	2,492	886,808
HD Hyundai Heavy Industries Co. Ltd.	2,432	853,533
HD Hyundai Marine Solution Co. Ltd.	982	143,631
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,825	1,239,939
HLB, Inc. *	13,407	462,358
HMM Co. Ltd.	31,998	537,975
HYBE Co. Ltd.	2,367	439,935
Hyundai Glovis Co. Ltd.	4,060	428,871
Hyundai Mobis Co. Ltd.	6,797	1,434,302
Hyundai Motor Co.	15,683	2,385,814
Hyundai Motor Co. (Preference)	3,790	448,533
Hyundai Motor Co. (Preference)	2,453	283,987
Hyundai Rotem Co. Ltd.	7,976	1,152,996
Industrial Bank of Korea	29,948	417,818
Kakao Corp.	33,878	1,405,205
KakaoBank Corp.	40,471	813,783
KB Financial Group, Inc.	40,536	3,220,514
Kia Corp.	26,448	1,935,221
Korea Aerospace Industries Ltd.	7,920	536,344
Korea Electric Power Corp.	28,347	782,997
Korea Investment Holdings Co. Ltd.	4,546	465,392
Korea Zinc Co. Ltd.	1,156	662,715
Korean Air Lines Co. Ltd.	21,915	371,029
Krafton, Inc. *	3,418	804,788
KT&G Corp.	11,909	1,116,158
LG Chem Ltd.	5,360	1,152,427
LG CNS Co. Ltd.	3,583	180,603
LG Corp.	11,383	646,267
LG Display Co. Ltd. *	35,287	273,214
LG Electronics, Inc.	12,475	690,483
LG Energy Solution Ltd. *	4,765	1,302,579
LG H&H Co. Ltd.	1,043	236,423
LG Uplus Corp.	23,396	246,280
Meritz Financial Group, Inc.	8,801	730,902
Mirae Asset Securities Co. Ltd.	21,476	293,129
NAVER Corp.	15,939	2,682,456
Netmarble Corp. (a)	3,168	135,294

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
NH Investment & Securities Co. Ltd.	15,550	225,429
Orion Corp.	2,639	210,711
Posco DX Co. Ltd.	6,056	103,558
POSCO Future M Co. Ltd. *	3,843	390,946
POSCO Holdings, Inc.	7,843	1,724,749
Posco International Corp.	5,198	181,739
Samsung Biologics Co. Ltd. * (a)	2,020	1,543,336
Samsung C&T Corp.	8,987	1,084,236
Samsung E&A Co. Ltd.	18,820	356,868
Samsung Electro-Mechanics Co. Ltd.	6,075	645,453
Samsung Electronics Co. Ltd.	531,926	27,109,063
Samsung Electronics Co. Ltd. (Preference)	90,839	3,740,247
Samsung Fire & Marine Insurance Co. Ltd.	3,289	1,038,303
Samsung Heavy Industries Co. Ltd. *	73,537	1,003,738
Samsung Life Insurance Co. Ltd.	11,089	1,000,943
Samsung SDI Co. Ltd.	6,750	968,599
Samsung SDS Co. Ltd.	4,364	499,975
Samsung Securities Co. Ltd.	7,547	382,591
Shinhan Financial Group Co. Ltd.	49,022	2,387,073
SK Biopharmaceuticals Co. Ltd. *	3,195	225,016
SK Hynix, Inc.	59,860	11,601,824
SK Innovation Co. Ltd.	6,953	537,963
SK Square Co. Ltd. *	9,125	982,858
SK Telecom Co. Ltd.	11,724	473,550
SK, Inc.	4,055	588,510
SKC Co. Ltd. *	2,464	177,307
S-Oil Corp.	5,104	230,226
Woori Financial Group, Inc.	71,068	1,260,973
Yuhan Corp.	6,045	509,019
		109,367,859
Taiwan — 18.8%
Accton Technology Corp.	57,000	1,683,450
Acer, Inc.	346,000	369,653
Advantech Co. Ltd.	56,196	625,116
Alchip Technologies Ltd.	9,000	1,150,534
ASE Technology Holding Co. Ltd.	366,000	1,774,877
Asia Cement Corp.	283,000	382,551
Asia Vital Components Co. Ltd.	37,000	1,124,588
Asustek Computer, Inc.	79,000	1,734,163
AUO Corp.	772,000	307,774
Catcher Technology Co. Ltd.	71,000	501,411
Cathay Financial Holding Co. Ltd.	1,033,000	2,093,723
Chailease Holding Co. Ltd.	179,279	692,134
Chang Hwa Commercial Bank Ltd.	728,700	450,095
Cheng Shin Rubber Industry Co. Ltd.	260,000	347,798
Chicony Electronics Co. Ltd.	82,000	357,556
China Airlines Ltd.	354,000	242,574

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
China Steel Corp.	1,347,000	874,745
Chunghwa Telecom Co. Ltd.	334,000	1,443,308
Compal Electronics, Inc.	468,000	457,986
CTBC Financial Holding Co. Ltd.	2,098,000	2,882,856
Delta Electronics, Inc.	206,000	3,880,651
E Ink Holdings, Inc.	99,000	674,112
E.Sun Financial Holding Co. Ltd.	1,708,995	1,827,760
Eclat Textile Co. Ltd.	28,000	374,537
Elite Material Co. Ltd.	34,000	1,246,326
eMemory Technology, Inc.	7,000	473,862
Eva Airways Corp.	309,000	389,618
Evergreen Marine Corp. Taiwan Ltd.	119,000	785,268
Far Eastern New Century Corp.	386,000	369,959
Far EasTone Telecommunications Co. Ltd.	197,000	537,298
Feng TAY Enterprise Co. Ltd.	93,360	369,205
First Financial Holding Co. Ltd.	1,217,347	1,202,537
Formosa Chemicals & Fibre Corp.	521,000	500,350
Formosa Petrochemical Corp.	160,000	233,795
Formosa Plastics Corp.	536,000	762,457
Fortune Electric Co. Ltd.	31,570	694,824
Foxconn Technology Co. Ltd.	133,000	285,981
Fubon Financial Holding Co. Ltd.	974,100	2,673,583
Gigabyte Technology Co. Ltd.	63,000	571,578
Global Unichip Corp.	10,000	400,473
Globalwafers Co. Ltd.	32,000	363,233
Highwealth Construction Corp.	169,760	231,960
Hiwin Technologies Corp.	35,000	245,699
Hon Hai Precision Industry Co. Ltd.	1,335,000	7,850,447
Hotai Motor Co. Ltd.	51,520	947,743
Hua Nan Financial Holdings Co. Ltd.	1,126,710	1,079,603
Innolux Corp.	865,324	331,878
International Games System Co. Ltd.	28,000	732,135
Inventec Corp.	352,000	519,878
Jentech Precision Industrial Co. Ltd.	9,000	428,198
KGI Financial Holding Co. Ltd.	1,737,000	879,887
Largan Precision Co. Ltd.	10,000	784,331
Lite-On Technology Corp.	246,000	972,560
Lotes Co. Ltd.	9,000	420,839
MediaTek, Inc.	171,000	7,743,662
Mega Financial Holding Co. Ltd.	1,265,930	1,800,780
Micro-Star International Co. Ltd.	85,000	406,073
momo.com, Inc.	13,975	131,628
Nan Ya Plastics Corp.	616,000	840,161
Nanya Technology Corp. *	134,000	197,271
Nien Made Enterprise Co. Ltd.	19,000	271,220
Novatek Microelectronics Corp.	66,000	1,043,043
Pegatron Corp.	236,000	628,272
PharmaEssentia Corp. *	34,000	561,312

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Phison Electronics Corp.	23,000	403,760
Pou Chen Corp.	365,000	343,250
Powertech Technology, Inc.	87,000	363,393
President Chain Store Corp.	61,000	522,739
Quanta Computer, Inc.	315,000	2,933,961
Realtek Semiconductor Corp.	52,000	994,285
Ruentex Development Co. Ltd.	250,900	250,455
Shanghai Commercial & Savings Bank Ltd. (The)	454,000	651,783
SinoPac Financial Holdings Co. Ltd.	1,399,683	1,154,892
Synnex Technology International Corp.	146,000	323,562
Taishin Financial Holding Co. Ltd.	2,673,060	1,458,918
Taiwan Business Bank	791,576	425,310
Taiwan Cooperative Financial Holding Co. Ltd.	1,207,123	1,024,544
Taiwan Mobile Co. Ltd.	156,000	549,947
Taiwan Semiconductor Manufacturing Co. Ltd.	2,673,000	102,908,596
Tatung Co. Ltd.	194,750	231,838
TCC Group Holdings Co. Ltd.	782,000	634,337
Teco Electric and Machinery Co. Ltd.	171,000	290,292
Tripod Technology Corp.	60,000	558,439
Unimicron Technology Corp.	156,000	708,130
Uni-President Enterprises Corp.	541,000	1,427,841
United Microelectronics Corp.	1,333,000	1,847,102
Vanguard International Semiconductor Corp.	123,000	381,191
Voltronic Power Technology Corp.	9,000	353,516
Walsin Lihwa Corp.	367,000	274,270
Wan Hai Lines Ltd.	155,000	458,400
Wistron Corp.	343,000	1,395,963
Wiwynn Corp.	12,000	1,095,199
WPG Holdings Ltd.	178,000	394,406
WT Microelectronics Co. Ltd.	82,000	376,049
Yageo Corp.	51,845	911,002
Yang Ming Marine Transport Corp.	189,000	383,427
Yuanta Financial Holding Co. Ltd.	1,362,485	1,413,282
Zhen Ding Technology Holding Ltd.	75,000	312,800
		194,919,758
Thailand — 1.2%
Advanced Info Service PCL, NVDR	133,000	1,181,672
Airports of Thailand PCL, NVDR	479,400	599,092
Bangkok Bank PCL, NVDR	69,900	315,953
Bangkok Dusit Medical Services PCL, NVDR	546,500	359,586
Bangkok Expressway & Metro PCL, NVDR	852,600	144,836
BTS Group Holdings PCL, NVDR *	874,400	93,904
Bumrungrad Hospital PCL, NVDR	46,200	240,278
Central Pattana PCL, NVDR	186,400	297,089
Central Retail Corp. PCL, NVDR	369,600	242,826
Charoen Pokphand Foods PCL, NVDR	352,800	246,049
CP ALL PCL, NVDR	500,800	723,575

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
CP Axtra PCL, NVDR	184,885	116,283
Delta Electronics Thailand PCL, NVDR	498,500	2,206,600
Gulf Development PCL, NVDR *	818,492	1,176,696
Home Product Center PCL, NVDR	484,000	105,525
Indorama Ventures PCL, NVDR	212,200	149,104
Kasikornbank PCL, NVDR	133,300	659,147
Krung Thai Bank PCL, NVDR	422,400	283,997
Minor International PCL, NVDR	317,000	241,084
Muangthai Capital PCL, NVDR	75,900	87,107
PTT Exploration & Production PCL, NVDR	160,700	618,652
PTT Oil & Retail Business PCL, NVDR	346,000	146,487
PTT PCL, NVDR	958,600	974,679
SCB X PCL, NVDR	96,200	371,634
Siam Cement PCL (The), NVDR	34,400	211,259
TMBThanachart Bank PCL, NVDR	4,578,300	270,063
		12,063,177
Turkey — 0.6%
Akbank TAS	344,384	570,974
Aselsan Elektronik Sanayi ve Ticaret A/S	131,615	605,333
BIM Birlesik Magazalar A/S	49,728	649,855
Coca-Cola Icecek A/S	99,503	124,186
Enka Insaat ve Sanayi A/S	97,078	165,771
Eregli Demir ve Celik Fabrikalari TAS	366,224	240,167
Ford Otomotiv Sanayi A/S	85,360	199,801
Haci Omer Sabanci Holding A/S	157,166	368,223
KOC Holding A/S	87,296	384,572
Petrokent Turizm A/S *	18,313	104,614
Sasa Polyester Sanayi A/S *	1,162,397	89,198
Tofas Turk Otomobil Fabrikasi A/S	13,578	76,977
Turk Hava Yollari AO	79,135	560,248
Turkcell Iletisim Hizmetleri A/S	145,816	334,296
Turkiye Garanti Bankasi A/S	71,436	250,449
Turkiye Is Bankasi A/S, Class C	974,414	354,727
Turkiye Petrol Rafinerileri A/S	101,741	422,697
Turkiye Sise ve Cam Fabrikalari A/S	167,275	151,088
Yapi ve Kredi Bankasi A/S *	378,306	312,867
		5,966,043
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	321,605	1,423,133
Abu Dhabi Islamic Bank PJSC	160,376	1,053,021
Abu Dhabi National Oil Co. for Distribution PJSC	326,738	330,025
ADNOC Drilling Co. PJSC	291,431	463,364
ADNOC Logistics & Services	155,178	196,874
Aldar Properties PJSC	409,014	1,056,948
Alpha Dhabi Holding PJSC	175,521	594,460
Dubai Electricity & Water Authority PJSC	1,006,841	758,099
Dubai Islamic Bank PJSC	322,337	874,198

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Emaar Development PJSC	92,728	378,418
Emaar Properties PJSC	685,930	2,840,645
Emirates Integrated Telecommunications Co. PJSC	101,191	275,496
Emirates NBD Bank PJSC	274,885	2,001,926
Emirates Telecommunications Group Co. PJSC	390,058	2,011,325
First Abu Dhabi Bank PJSC	487,533	2,385,060
International Holding Co. PJSC *	81,604	8,911,222
Modon Holding PSC *	366,598	378,230
Multiply Group PJSC *	387,826	289,746
Pure Health Holding PJSC	355,703	291,492
Salik Co. PJSC	222,200	386,720
Talabat Holding plc	514,160	175,896
		27,076,298
Total Common Stocks (Cost $850,989,001)		1,025,320,760
	NO. OF WARRANTS
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *(Cost $—)	630	143
	NO. OF RIGHTS
Rights — 0.0% ^
Taiwan — 0.0% ^
Acer, Inc., expiring 8/15/2025*(Cost $—)	170	—
	SHARES
Short-Term Investments — 1.4%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (c) (d) (Cost $13,118,263)	13,118,263	13,118,263
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $1,229,838)	1,229,838	1,229,838
Total Short-Term Investments (Cost $14,348,101)		14,348,101
Total Investments — 100.2% (Cost $865,337,102)		1,039,669,004
Liabilities in Excess of Other Assets — (0.2)%		(2,324,820)
NET ASSETS — 100.0%		1,037,344,184

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $1,169,642.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.2%
Semiconductors & Semiconductor Equipment	13.1
Technology Hardware, Storage & Peripherals	5.6
Interactive Media & Services	5.5
Broadline Retail	5.0
Oil, Gas & Consumable Fuels	4.1
Metals & Mining	3.3
Automobiles	3.0
Insurance	2.7
Electronic Equipment, Instruments & Components	2.6
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	2.1
IT Services	1.8
Chemicals	1.7
Wireless Telecommunication Services	1.6
Real Estate Management & Development	1.4
Electrical Equipment	1.3
Pharmaceuticals	1.3
Food Products	1.3
Machinery	1.2
Capital Markets	1.2
Beverages	1.2
Independent Power and Renewable Electricity Producers	1.1
Electric Utilities	1.1
Financial Services	1.0
Diversified Telecommunication Services	1.0
Biotechnology	1.0
Others (each less than 1.0%)	13.1
Short-Term Investments	1.4

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	183	09/19/2025	USD	11,323,125	269,868

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$148,351	$—	$148,351
Brazil	34,885,382	—	—	34,885,382
Chile	4,937,612	—	—	4,937,612
China	15,249,506	284,117,649	—	299,367,155
Colombia	1,843,184	—	—	1,843,184
Czech Republic	—	1,421,948	—	1,421,948

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Egypt	$—	$432,160	$—	$432,160
Greece	1,220,150	4,959,064	—	6,179,214
Hong Kong	—	2,755,032	—	2,755,032
Hungary	452,393	2,264,959	—	2,717,352
India	733,631	186,717,369	—	187,451,000
Indonesia	683,639	13,133,344	—	13,816,983
Kuwait	720,188	7,857,692	—	8,577,880
Luxembourg	424,582	—	—	424,582
Malaysia	2,010,966	13,541,362	—	15,552,328
Mexico	18,196,503	—	—	18,196,503
Peru	1,806,890	—	—	1,806,890
Philippines	2,612,822	2,518,569	—	5,131,391
Qatar	2,651,779	5,932,464	—	8,584,243
Saudi Arabia	3,931,686	28,989,022	—	32,920,708
South Africa	5,707,360	23,070,367	—	28,777,727
South Korea	—	109,367,859	—	109,367,859
Taiwan	—	194,919,758	—	194,919,758
Thailand	—	12,063,177	—	12,063,177
Turkey	754,469	5,211,574	—	5,966,043
United Arab Emirates	13,064,859	14,011,439	—	27,076,298
Total Common Stocks	111,887,601	913,433,159	—	1,025,320,760
Rights	—	— (a)	—	— (a)
Warrants	—	143	—	143
Short-Term Investments
Investment Companies	13,118,263	—	—	13,118,263
Investment of Cash Collateral from Securities Loaned	1,229,838	—	—	1,229,838
Total Short-Term Investments	14,348,101	—	—	14,348,101
Total Investments in Securities	$126,235,702	$913,433,302	$—	$1,039,669,004
Appreciation in Other Financial Instruments
Futures Contracts	$269,868	$—	$—	$269,868

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$47,125	$8,585,297	$7,402,584	$—	$—	$1,229,838	1,229,838	$23,657	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	9,314,174	161,190,247	157,386,158	—	—	13,118,263	13,118,263	435,590	—
Total	$9,361,299	$169,775,544	$164,788,742	$—	$—	$14,348,101		$459,247	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.